Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 25,744	$ 27,653	$ 28,422
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		7,097	7,886	8,722
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		16,019	17,496	17,440
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		2,421	2,056	2,044
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		207	215	216
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	26,454	28,494	29,412
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	7,007	7,831	8,721
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	16,828	18,399	18,440
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	2,418	2,055	2,041
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 201	$ 209	$ 210

[1]	Balances are net of allowances, which are $1 (January 31, 2025 – $1; October 31, 2024 – $1).